Accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Functional and presentation currency
3.1	Functional and presentation currency
The consolidated financial statements are presented in Brazilian reais
. However, the functional currency of Cosan Limited is the U.S. dollar. The Brazilian real
is the currency of the primary economic environment in which Cosan S.A., Cosan Logística and their respective subsidiaries and jointly-controlled entities, located in Brazil, operate and generate and expend cash. The functional currency for the subsidiaries located outside Brazil is the U.S. dollar, British pound or the Euro.
Transactions in foreign currencies are translated to the respective functional currencies of each subsidiary using the exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency using the exchange rate at the reporting date.
The assets and liabilities derived from foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to Brazilian reais
using the exchange rates at the reporting date. Income and expenses of foreign operations are translated to Brazilian Reais using the exchange rates at the dates of the transactions.

Foreign currency translation are recognized and presented in other comprehensive income (loss) in equity. However, if the foreign operation is a non-wholly
owned subsidiary, then the relevant proportion of the translation difference is allocated to non-controlling
interests. When a foreign operation is disposed of such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal.
These consolidated financial statements have been translated to the Brazilian real
using the following criteria:

a)	assets and liabilities have been translated using the exchange rate at the statement of financial position date;

b)	statement of profit or loss, comprehensive income and statement of cash flows have been translated using the monthly average exchange rate; and

c)	shareholders’ equity has been translated using the historical exchange rate.
Translation effects have been recognized in shareholders’ equity in “Foreign currency translation effects.”
The consolidated financial statements of each subsidiary included in these consolidated financial statements and equity method investments are prepared based on their respective functional currencies. For subsidiaries whose functional currency is a currency other than the Brazilian Real, asset and liability accounts are translated into the Company’s reporting currency using exchange rates in effect at the date of the statement of financial position, and income and expense items are translated using monthly average exchange rates and shareholders’ equity has been translated using the historical exchange rate. The resulting translation adjustments are reported in a separate component of shareholders’ equity, as cumulative translation adjustment.
The exchange rates of the Real (R$) for the functional currencies of its subsidiaries on December 31, 2019 and 2018 are:

Currency	December 31, 2019	December 31, 2018
United States dollar (U.S.$)	4.0307	3.8748
British pound (GBP)	5.3270	4.9617
Euro (EUR)	4.5305	4.4390

Use of judgments and estimates

3.2	Use of judgments and estimates
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenue and expenses at the end of the reporting period. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis and recognized prospectively. Information about critical judgments, assumptions and estimation uncertainties in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

i.	Note 5.3— Trade receivables
ii.	Note 5.10— Recognized fair value measurements
iii.	Note 9— Investments in joint ventures
iv.	Notes 10.1 e 10.2— Property, plant and equipment, Intangible assets and goodwill
v.	Note 11.1— Commitments
vi.	Note 13— Income tax
vii.	Note 14— Provision for legal proceedings
viii.	Note 22— Post-employment benefits

Changes in significant accounting policies
3.3	Changes in significant accounting policies
i. IFRS 16
The Company has adopted IFRS 16 Leases using the modified retrospective approach from January 1, 2019, but has not presented restated 2018 figures for comparative purposes, as permitted under the specific transition provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the opening balance sheet on January 1, 2019. The new accounting policies are disclosed in Note 5.6.

On adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as “operating leases” under the principles of IAS 17 - Leases, or “IAS 17.” These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities follows a range from 4.00% to 12.70% per year.
For leases previously classified as finance leases, the entity recognized the carrying amount of the lease asset and lease liability immediately before transition as the carrying amount of the right-of-use asset and the lease liability at the date of initial application. The measurement principles of IFRS 16 are only applied after that date.
The joint ventures Raízen Energia S.A. (“Raízen Energia”) and Raízen Combustíveis recognized the lease liability and the right-of-use asset at the date of the initial application for leases previously classified as operating leases, retrospectively, with cumulative effect. These joint ventures used as a practical expedient the use of a single discount rate on the lease portfolio with similar characteristics (Note 9).

a)	Practical expedients applied
In applying IFRS 16 for the first time, the Company has used the following practical expedients permitted by the standard:

◾	applying a single discount rate to a portfolio of leases with reasonably similar characteristics;

◾	relying on previous assessments on whether leases are onerous as an alternative to performing an impairment review – there were no onerous contracts as at January 1, 2019;

◾	accounting for operating leases with a remaining lease term of less than 12 months as at January 1, 2019 as short-term leases;

◾	did not recognize right-of-user assets and liabilities for lease of low value assets;

◾	excluding initial direct costs for the measurement of the right-of-use asset at the date of initial application; and

◾	using hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

The Company has also elected not to reassess whether a contract is, or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the group relied on its assessment made applying IAS 17 and IFRIC 4 Determining whether an Arrangement contains a Lease.

b)	Impact on statement of financial position on January 1, 2019
The total impact on the Company’s financial position as of January 1, 2019 is as follows:

Assets
Current assets
Other current assets	1,526
Non-current assets
Other non-current assets	7,520
Deferred tax assets	41,709
Right-of-use assets	892,219
Current liabilities
Leases	(65,680)
Non-current liabilities
Leases	(1,352,685)
Equity
Retained earnings	475,391

c)	Measurement
The associated
right-of-use
assets to the concession were measured on a retrospective basis as if the new rules had always been applied. Other right-of
use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the financial position as at December 31, 2018. The lease liability is initially measured at the present value of the lease payments that were not paid at the commencement date, discounted using the interest rate implied in the lease or, if that rate cannot be determined immediately, the incremental loan rate of Company and its subsidiaries. Generally, the Company uses its incremental loan rate as the discount rate.
The Company has applied a judgment to determine the lease term of some contracts that include renewal options. The evaluation of whether the Company is reasonably certain to exercise these options has an impact on the term of the lease, which significantly affects the value of lease liabilities and recognized right-of-use
assets. The extension and termination options are included in several lease agreements throughout the Company. These terms are used to maximize operational flexibility in terms of contract management. Most of the extension and termination options exercised are exercisable by both participants (lessor and lessee).

Other standards and interpretations effective as of January 1, 2019, without effects on the financial statements
3.4	Other standards and interpretations effective as of January 1, 2019, without effects on the financial statements
IFRIC Interpretation 23 Uncertainty over Income Tax Treatment
This interpretation addresses the accounting of income taxes when tax treatments involve uncertainty that affects the application of IAS 12 - Income Taxes and does not apply to taxes or charges outside the scope of IAS 12, nor does it specifically include treatment of interest and penalties associated with uncertain taxes.
The Company is subject to examination by the tax authorities for the past five fiscal years as of December 31, 2019. The Company has audits in progress at various stages of completion, some of which may be completed within the next 12 months. However, at that time, the Company had no uncertainties regarding the treatment of income tax.
The Company has not identified effects from the adoption of IFRIC 23 - Uncertainty over Income Tax Treatments that could affect the Company’s accounting policies and our consolidated financial statements.